UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Moncrief Willingham Energy Advisers, L.P.
Address: 909 Fannin
         Suite 2650
         Houston, Texas  77010

13F File Number:  28-12379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burton J. Willingham
Title:     Chief Investment Officer
Phone:     713.658.9900

Signature, Place, and Date of Signing:

     Burton J. Willingham     Houston, Texas     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $22,693 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARENA RESOURCES INC            COM              040049108     1405    50000 SH       SOLE                    50000
CARRIZO OIL & CO INC           COM              144577103     1610   100000 SH       SOLE                   100000
CONCHO RES INC                 COM              20605P101     3519   154200 SH       SOLE                   154200
DEUTSCHE BK AG LONDON BRH      PS CRD OIL ETN   25154K809      255   100000 SH       SOLE                   100000
ENCORE ACQUISITION CO          COM              29255W100      510    20000 SH       SOLE                    20000
ENSCO INTL INC                 COM              26874Q100     1278    45000 SH       SOLE                    45000
MARINER ENERGY INC             COM              56845T305      714    70000 SH       SOLE                    70000
PETROHAWK ENERGY CORP          COM              716495106     1954   125000 SH       SOLE                   125000
ROSETTA RESOURCES INC          COM              777779307      531    75000 SH       SOLE                    75000
ROSETTA RESOURCES INC          COM              777779307      354    50000 SH       SOLE                    50000
SOUTHWESTERN ENERGY CO         COM              845467109     1014    35000 SH       SOLE                    35000
TRANSGLOBE ENERGY CORP         COM              893662106      618   250000 SH       SOLE                   250000
TRANSOCEAN INC NEW             SHS              G90073100     1890    40000 SH       SOLE                    40000
VAALCO ENERGY INC              COM NEW          91851C201     2232   300000 SH       SOLE                   300000
WEATHERFORD INTERNATIONAL LT   COM              G95089101     2164   200000 SH       SOLE                   200000
XTO ENERGY INC                 COM              98385X106     2645    75000 SH       SOLE                    75000